Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) $ in Thousands	6 Months Ended
Jul. 31, 2023 USD ($)
GroundCloud
Acquisition
Cash acquired	$ 4,381
Localz Pty Ltd
Acquisition
Cash acquired	$ 0